ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 27.4%
	ASSET MANAGEMENT - 0.6%
4,833	Invesco Ltd.	$ 77,956
1,967	Raymond James Financial, Inc.	175,870
		253,826
	AUTOMOTIVE - 0.1%
36	Tesla, Inc.(a)	24,243

	BEVERAGES - 0.9%
2,920	Coca-Cola Company (The)	183,697
1,105	PepsiCo, Inc.	184,160
		367,857
	BIOTECH & PHARMA - 0.7%
1,250	AbbVie, Inc.	191,449
377	Horizon Therapeutics plc(a)	30,070
369	Moderna, Inc.(a)	52,712
		274,231
	CHEMICALS - 1.3%
774	CF Industries Holdings, Inc.	66,355
1,627	Dow, Inc.	83,969
1,018	LyondellBasell Industries N.V., Class A	89,034
4,924	Mosaic Company (The)	232,562
617	Westlake Corporation	60,478
		532,398
	COMMERCIAL SUPPORT SERVICES - 0.5%
1,467	Republic Services, Inc.	191,986

	FOOD - 1.9%
2,626	General Mills, Inc.	198,132
853	Hershey Company (The)	183,531
2,650	Kellogg Company	189,051
2,645	Tyson Foods, Inc., Class A	227,629
		798,343
	HEALTH CARE FACILITIES & SERVICES - 1.4%
1,255	AmerisourceBergen Corporation	177,557
2,361	CVS Health Corporation	218,771

ALPHACENTRIC SYMMETRY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued) (SYMAX, SYMCX, SYMIX)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 27.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.4% (Continued)
395	UnitedHealth Group, Inc.	$ 202,884
		599,212
	HOME & OFFICE PRODUCTS - 0.2%
508	Whirlpool Corporation	78,674

	INDUSTRIAL REIT - 1.1%
4,220	Duke Realty Corporation	231,889
1,647	Prologis, Inc.	193,770
		425,659
	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
1,187	Nasdaq, Inc.	181,065

	INSURANCE - 3.1%
3,968	American International Group, Inc.	202,884
3,246	Hartford Financial Services Group, Inc. (The)	212,386
1,459	Marsh & McLennan Companies, Inc.	226,510
3,618	MetLife, Inc.	227,173
1,663	Principal Financial Group, Inc.	111,072
630	Travelers Companies, Inc. (The)	106,552
2,850	W R Berkley Corporation	194,541
		1,281,118
	METALS & MINING - 0.7%
7,445	Cleveland-Cliffs, Inc.(a)	114,430
3,013	Freeport-McMoRan, Inc.	88,160
3,246	Teck Resources Ltd., Class B	99,230
		301,820
	OIL & GAS PRODUCERS - 6.1%
4,600	APA Corporation	160,540
1,908	Canadian Natural Resources Ltd.	102,421
15,568	Cenovus Energy, Inc.	295,948
1,172	ConocoPhillips	105,257
695	Continental Resources, Inc.	45,418
4,051	Coterra Energy, Inc.	104,475
934	Devon Energy Corporation	51,473

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 27.4% (Continued)
	OIL & GAS PRODUCERS - 6.1% (Continued)
2,149	Diamondback Energy, Inc.	$ 260,351
1,224	Exxon Mobil Corporation	104,823
1,730	HF Sinclair Corporation	78,127
4,705	Imperial Oil Ltd.	221,653
1,980	Marathon Petroleum Corporation	162,776
4,293	Occidental Petroleum Corporation	252,772
1,161	Phillips 66	95,190
919	Pioneer Natural Resources Company	205,011
28,707	Southwestern Energy Company(a)	179,419
1,518	Valero Energy Corporation	161,333
		2,586,987
	RENEWABLE ENERGY - 0.1%
173	Enphase Energy, Inc.(a)	33,777

	RESIDENTIAL REIT - 0.5%
1,231	Mid-America Apartment Communities, Inc.	215,019

	RETAIL - CONSUMER STAPLES - 0.1%
2,127	Albertsons Companies, Inc.	56,833

	RETAIL - DISCRETIONARY - 1.1%
1,257	AutoNation, Inc.(a)	140,482
680	Avis Budget Group, Inc.(a)	100,014
1,506	Bath & Body Works, Inc.	40,542
2,261	Builders FirstSource, Inc.(a)	121,416
2,847	Macy's, Inc.	52,157
		454,611
	SELF-STORAGE REIT - 1.0%
1,231	Extra Space Storage, Inc.	209,418
748	Public Storage	233,876
		443,294
	SEMICONDUCTORS - 0.2%
262	Advanced Micro Devices, Inc.(a)	20,035
699	Marvell Technology, Inc.	30,427

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 27.4% (Continued)
	SEMICONDUCTORS - 0.2% (Continued)
93	Monolithic Power Systems, Inc.	$ 35,716
		86,178
	SOFTWARE - 0.7%
158	Bill.com Holdings, Inc.(a)	17,371
598	Datadog, Inc.(a)	56,954
718	Microsoft Corporation	184,403
120	Zscaler, Inc.(a)	17,941
		276,669
	SPECIALTY FINANCE - 0.7%
762	Capital One Financial Corporation	79,393
1,016	Discover Financial Services	96,093
1,548	Fidelity National Financial, Inc.	57,214
2,419	Synchrony Financial	66,813
		299,513
	STEEL - 1.3%
3,238	Nucor Corporation	338,079
2,364	Steel Dynamics, Inc.	156,379
3,351	United States Steel Corporation	60,016
		554,474
	TECHNOLOGY HARDWARE - 1.5%
14,912	Hewlett Packard Enterprise Company	197,733
6,657	HP, Inc.	218,217
976	Motorola Solutions, Inc.	204,570
		620,520
	TECHNOLOGY SERVICES - 0.4%
668	Accenture PLC, Class A	185,470

	WHOLESALE - CONSUMER STAPLES - 0.6%
3,052	Archer-Daniels-Midland Company	236,835

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares				Fair Value
	COMMON STOCKS — 27.4% (Continued)
	WHOLESALE - DISCRETIONARY - 0.2% (Continued)
1,988	LKQ Corporation			$ 97,591

	TOTAL COMMON STOCKS (Cost $12,788,496)			11,458,203

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 40.3%
	EQUITY - 10.3%
2,274	Energy Select Sector SPDR Fund			162,614
25,641	Invesco S&P 500 Pure Value ETF			1,925,383
2,351	iShares MSCI Chile ETF			56,589
4,938	iShares MSCI Indonesia ETF			110,512
13,673	iShares Russell 1000 Value ETF			1,982,174
889	Utilities Select Sector SPDR Fund			62,346
				4,299,618
	FIXED INCOME - 30.0%
151,513	iShares 1-3 Year Treasury Bond ETF			12,543,761

	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,317,558)			16,843,379

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 13.2%
	U.S. TREASURY BILLS — 13.2%
3,000,000	United States Cash Management Bill(b)	0.0000	08/09/22	2,995,864
1,000,000	United States Treasury Bill(b)	0.0000	07/12/22	999,765
1,500,000	United States Treasury Bill(b)	0.0000	08/04/22	1,498,351
				5,493,980
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $5,493,695)			5,493,980

	TOTAL INVESTMENTS - 80.9% (Cost $35,599,749)			$ 33,795,562
	OTHER ASSETS IN EXCESS OF LIABILITIES - 19.1%			7,961,643
	NET ASSETS - 100.0%			$ 41,757,205

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
62	CBOT Corn Future(d)	12/14/2022	$ 1,921,225	$ (184,763)
28	CBOT Soybean Future(d)	11/14/2022	2,041,200	4,725
27	CBOT Wheat Future(d)	12/14/2022	675,375	(71,125)
68	Montreal Exchange 3 Month Canadian Bank Acceptance	06/19/2023	12,717,513	(184)
18	NYMEX Henry Hub Natural Gas Futures(d)	08/29/2022	970,560	(501,220)
14	NYMEX Light Sweet Crude Oil Future(d)	08/22/2022	1,443,400	(22,120)
9	NYMEX NY Harbor ULSD Futures(d)	08/31/2022	1,423,132	26,078
4	NYMEX NY Harbor ULSD Futures(d)	11/30/2022	596,249	(60,929)
10	NYMEX Reformulated Gasoline Blendstock for Oxygen(d)	08/31/2022	1,428,798	(57,535)
5	NYMEX Reformulated Gasoline Blendstock for Oxygen(d)	11/30/2022	587,055	(27,451)
	TOTAL OPEN LONG FUTURES CONTRACTS			$ (894,524)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
47	CBOT 10 Year US Treasury Note	09/21/2022	$ 5,570,958	$ 67,656
12	CBOT Wheat Future(d)	11/14/2022	540,300	123,125
49	CME Australian Dollar Currency Future	09/19/2022	3,386,390	135,880
45	CME British Pound Currency Future	09/19/2022	3,430,969	94,046
23	CME Canadian Dollar Currency Future	09/20/2022	1,787,100	24,630
26	CME Euro Foreign Exchange Currency Future	09/19/2022	3,424,850	75,641
36	CME Japanese Yen Currency Future	09/19/2022	3,336,975	34,429
7	CME Live Cattle Future(d)	08/31/2022	371,210	2,650
10	CME Live Cattle Future(d)	12/30/2022	579,500	14,350
27	CME Swiss Franc Currency Future	09/19/2022	3,558,431	(86,718)
7	COMEX Copper Future(d)	09/28/2022	649,250	6,038
1	COMEX Gold 100 Troy Ounces Future(d)	08/29/2022	180,730	1,020
3	COMEX Gold 100 Troy Ounces Future(d)	12/28/2022	548,250	12,300
34	Eurex 10 Year Euro BUND Future	09/08/2022	5,299,654	33,036
38	Long Gilt Future	09/28/2022	5,272,291	168,678
55	Montreal Exchange 10 Year Canadian Bond Future	09/20/2022	5,297,565	174,346
10	NYBOT CSC Number 11 World Sugar Future(d)	09/30/2022	207,200	34
9	NYMEX Henry Hub Natural Gas Futures(d)	11/28/2022	509,220	122,060
5	TSE Japanese 10 Year Bond Futures	09/12/2022	5,476,085	11,321
	TOTAL OPEN SHORT FUTURES CONTRACTS			$ 1,014,522

	TOTAL OPEN FUTURES CONTRACTS			$ 119,998

ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt
(a)	Non-income producing security.
(b)	Zero coupon bond.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(d)	All or a portion of this investment is a holding of the ACSSF Fund Limited.